Condensed Statements Of Consolidated Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Statements Of Consolidated Comprehensive Income [Abstract]
Cash flow hedges - derivative value net loss recognized in net income, tax expense		$ 1	$ 1
Defined benefit pension plans- net tax benefit		$ 45	$ 4